Business Combinations - Summary of Allocation of Purchase Price Between Net Assets Assumed and Intangible Asset (Details) - USD ($) $ in Thousands			12 Months Ended
	May 24, 2021	Jun. 07, 2019	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash and cash equivalents			$ 176
Goodwill			1,617,880	$ 1,618,067	$ 1,605,628	$ 1,614,157
Shoflo, LLC
Business Acquisition [Line Items]
Other current assets			86
Non-current assets			84
Current liabilities			(821)
Non-current liabilities			(38)
Total intangible assets			5,334
Goodwill			12,251
Total purchase consideration	$ 17,100		17,072
Shoflo, LLC | Trademarks
Business Acquisition [Line Items]
Total intangible assets			401
Shoflo, LLC | Developed Technology
Business Acquisition [Line Items]
Total intangible assets			4,933
SummitSync, Inc.
Business Acquisition [Line Items]
Non-current assets			5
Current liabilities			(106)
Total intangible assets			1,501
Total purchase consideration			1,400
SummitSync, Inc. | Customer Relationships
Business Acquisition [Line Items]
Total intangible assets			1,501
Wedding Spot, LLC
Business Acquisition [Line Items]
Other current assets			104
Non-current assets			10
Current liabilities			(191)
Non-current liabilities			(2)
Total intangible assets			6,002
Goodwill			1,077
Total purchase consideration			7,000
Wedding Spot, LLC | Trademarks
Business Acquisition [Line Items]
Total intangible assets			1,005
Wedding Spot, LLC | Customer Relationships
Business Acquisition [Line Items]
Total intangible assets			1,520
Wedding Spot, LLC | Developed Technology
Business Acquisition [Line Items]
Total intangible assets			3,477
DoubleDutch, Inc.
Business Acquisition [Line Items]
Cash and cash equivalents			1,768
Other current assets			453
Non-current assets			620
Current liabilities			(4,219)
Non-current liabilities			(433)
Total intangible assets			10,627
Goodwill			3,683
Total purchase consideration		$ 12,500	12,499
DoubleDutch, Inc. | Trademarks
Business Acquisition [Line Items]
Total intangible assets			130
DoubleDutch, Inc. | Customer Relationships
Business Acquisition [Line Items]
Total intangible assets			9,212
DoubleDutch, Inc. | Developed Technology
Business Acquisition [Line Items]
Total intangible assets			$ 1,285